SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2020
Stockholders' Equity Note [Abstract]
Schedule Of Option Activity

Transactions related to the grant of options to employees, directors and non-employees under the above Plan during the year ended December 31, 2020, were as follows:

	Number of options	Weighted average exercise price	Weighted average remaining contractual life	Aggregate intrinsic value
		$	Years	$

Options outstanding at beginning of year	8,102,345	4.52	5.67	13,942
Options granted	1,358,500	13.34
Options exercised	(3,070,542)	5.18
Options forfeited	(430,047)	3.49
Options expired	-

Options outstanding at end of year	5,960,256	6.26	6.94	37,587

Exercisable at end of year	2,721,869	4.73	5.38	20,098

Schedule of Stock-Based Compensation Expenses

The stock-based compensation expenses are included as follows in the expense categories:

	Year ended December 31,
	2020	2019	2018

Research and development expenses	$1,123	$1,151	$948
Marketing and business development expenses	172	46	215
General and administrative expenses	1,477	1,211	1,003

	$2,772	$2,408	$2,166